Unaudited Condensed Consolidated Statements of Comprehensive Income ¥ in Thousands, $ in Thousands	3 Months Ended			6 Months Ended
	Sep. 30, 2015 USD ($) $ / shares	Sep. 30, 2015 CNY (¥) ¥ / shares	Sep. 30, 2014 CNY (¥) ¥ / shares	Sep. 30, 2015 USD ($) $ / shares	Sep. 30, 2015 CNY (¥) ¥ / shares	Sep. 30, 2014 CNY (¥) ¥ / shares
Unaudited Condensed Consolidated Statements of Comprehensive Income
Revenues	$ 26,982	¥ 171,484	¥ 152,122	$ 53,000	¥ 336,847	¥ 305,453
Direct costs	(5,859)	(37,240)	(30,348)	(11,614)	(73,813)	(60,124)
Gross profit	21,123	134,244	121,774	41,386	263,034	245,329
Operating expenses
Research and development	(339)	(2,153)	(2,330)	(643)	(4,087)	(4,829)
Sales and marketing	(5,816)	(36,966)	(30,953)	(11,671)	(74,175)	(62,696)
General and administrative	(6,710)	(42,647)	(31,028)	(13,196)	(83,867)	(60,174)
Total operating expenses	(12,865)	(81,766)	(64,311)	(25,510)	(162,129)	(127,699)
Operating income	8,258	52,478	57,463	15,876	100,905	117,630
Other expense, net
Interest income	690	4,387	4,704	1,431	9,097	8,970
Interest expense	(4,138)	(26,301)	(25,209)	(8,211)	(52,184)	(50,104)
Exchange loss	(24)	(152)	(182)	(30)	(193)	(2)
Dividend income	1,577	10,020		1,762	11,200	1,196
Impairment loss on available-for-sale equity securities	(1,316)	(8,361)		(1,316)	(8,361)
Others	(52)	(328)	680	(38)	(239)	1,297
Total other expense, net	(3,263)	(20,735)	(20,007)	(6,402)	(40,680)	(38,643)
Income before income tax	4,995	31,743	37,456	9,474	60,225	78,987
Income tax expense	(2,012)	(12,785)	(10,214)	(4,369)	(27,774)	(22,151)
Net income	2,983	18,958	27,242	5,105	32,451	56,836
Net income attributable to non-controlling interests	(37)	(235)	7	(28)	(177)	149
Net income attributable to China Cord Blood Corporation's shareholders	$ 2,946	¥ 18,723	¥ 27,249	$ 5,077	¥ 32,274	¥ 56,985
Net income per share: Attributable to ordinary shares
Basic | (per share)	$ 0.04	¥ 0.25	¥ 0.35	$ 0.07	¥ 0.44	¥ 0.72
Diluted | (per share)	$ 0.04	¥ 0.25	¥ 0.35	$ 0.07	¥ 0.44	¥ 0.72
Other comprehensive income
Net effect of foreign currency translation, net of nil tax	$ (2,486)	¥ (15,797)	¥ 913	$ (2,398)	¥ (15,238)	¥ 1,442
Unrealized (loss)/gain arising during the period	1,124	7,145	(8,818)	2,832	18,005	(4,312)
Reclassification adjustment for losses included in net income	1,316	8,361		1,316	8,361
Comprehensive income	2,937	18,667	19,337	6,855	43,579	53,966
Comprehensive income attributable to non-controlling interests	(37)	(235)	7	(28)	(177)	149
Comprehensive income attributable to China Cord Blood Corporation's shareholders	$ 2,900	¥ 18,432	¥ 19,344	$ 6,827	¥ 43,402	¥ 54,115